CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 194,138	$ 343,332
Accounts receivable, net of allowance for credit losses	200,419	147,863
Taxes receivable	16,063	30,767
Prepaid expenses and other current assets	45,026	80,322
Total current assets	455,646	602,284
Intangible assets	61,849
Property and equipment, at cost	1,555,975	4,777,697
Accumulated depreciation	(77,275)	(1,200,628)
Property and equipment, net	1,478,700	3,577,069
Other assets	77,247	84,584
Total assets	2,073,442	4,263,937
Current liabilities
Accounts payable	120,389	95,159
Accrued payroll and related costs	48,346	36,553
Taxes payable	28,735	36,819
Interest payable	9,788
Other current liabilities	41,136	49,820
Total current liabilities	248,394	218,351
Long-term debt	216,000
Deferred income taxes	13,195	9,292
Other liabilities	95,226	108,039
Liabilities subject to compromise		4,239,643
Total liabilities	572,815	4,575,325
Commitments and contingencies
Shareholders' equity
Common stock	1	2,511
Additional paid-in capital	1,393,255	814,796
Retained earnings (accumulated deficit)	101,982	(1,070,683)
Accumulated other comprehensive income (loss)	5,389	(58,012)
Total shareholders' equity (deficit)	1,500,627	(311,388)
Total liabilities and equity	2,073,442	4,263,937
Noble Finance Company
Current assets
Cash and cash equivalents	192,636	343,332
Accounts receivable, net of allowance for credit losses	200,419	147,863
Accounts receivable from affiliates		31,214
Taxes receivable	16,063	30,767
Prepaid expenses and other current assets	36,545	50,469
Total current assets	445,663	603,645
Intangible assets	61,849
Property and equipment, at cost	1,555,975	4,777,697
Accumulated depreciation	(77,275)	(1,200,628)
Property and equipment, net	1,478,700	3,577,069
Other assets	77,247	84,584
Total assets	2,063,459	4,265,298
Current liabilities
Accounts payable	116,030	83,649
Accrued payroll and related costs	48,346	36,516
Taxes payable	28,735	36,819
Interest payable	9,788
Other current liabilities	40,949	49,820
Total current liabilities	243,848	206,804
Long-term debt	216,000
Deferred income taxes	13,195	9,292
Other liabilities	94,998	108,039
Liabilities subject to compromise		4,154,555
Total liabilities	568,041	4,478,690
Commitments and contingencies
Shareholders' equity
Common stock	26,125	26,125
Additional paid-in capital	1,393,410	766,714
Retained earnings (accumulated deficit)	70,494	(948,219)
Accumulated other comprehensive income (loss)	5,389	(58,012)
Total shareholders' equity (deficit)	1,495,418	(213,392)
Total liabilities and equity	$ 2,063,459	$ 4,265,298